Condensed consolidated statement of Changes in Equity (Unaudited) - EUR (€) € in Thousands	Ordinary shares [member]	Preference shares [member]	Share premium [member]	Non-controlling interests [member]	Reserve of share-based payments [member]	Reserve of equity component of convertible instruments [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023	€ 2		€ 220,157		€ 5,365		€ (222,793)	€ 2,731
Balance (in Shares) at Dec. 31, 2023	14,919,017
IfrsStatementLineItems [Line Items]
Gain / (loss) during the year				54			(13,786)	(13,731)
Other comprehensive income
Total comprehensive income for the year				54			(13,786)	(13,731)
Issue of Share Capital:
Equity incentive plan	€ 0		615					615
Equity incentive plan (in Shares)	107,500
ATM - share sales	€ 1		5,941					5,942
ATM - share sales (in Shares)	2,345,452
Macquarie convertible note	€ 0		916					916
Macquarie convertible note (in Shares)	1,732,430
Share issuance at QIND merger	€ 0	€ 0	14,626					14,626
Share issuance at QIND merger (in Shares)	3,818,969	4,171,327
Keystone commitment shares (in Shares)
Share Based Payments:
Share Based Payments					(615)			(615)
Equity Settled share based compensation					2,189			2,189
Minority Interest:
Minority interest - Initial recognition				(2,145)			142	(2,003)
Other reserves:
Convertible note reserve						29		29
Balance at Dec. 31, 2024	€ 3	€ 0	242,255	(2,091)	6,939	29	(236,436)	10,699
Balance (in Shares) at Dec. 31, 2024	22,923,368	4,171,327
IfrsStatementLineItems [Line Items]
Gain / (loss) during the year				(490)			(2,349)	(2,839)
Other comprehensive income
Total comprehensive income for the year				(490)			(3,612)	(4,102)
Issue of Share Capital:
Equity incentive plan
ATM - share sales			402					402
ATM - share sales (in Shares)	1,875,692
Macquarie convertible note			168					168
Macquarie convertible note (in Shares)	834,690
Keystone commitment shares
Keystone commitment shares (in Shares)	486,117
Share Based Payments:
Share Based Payments					579			579
Equity Settled share based compensation
Minority Interest:
Minority interest - remeasurement				372				372
Other reserves:
Convertible note reserve						(2)		(2)
2024 Adjustments to RE							(1,263)	(1,263)
Balance at Jun. 30, 2025	€ 3	€ 0	€ 242,825	€ (2,209)	€ 7,519	€ 27	€ (240,048)	€ 8,117
Balance (in Shares) at Jun. 30, 2025	26,119,867	4,171,327